Share Capital and share premium (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Schedule of number of share outstanding	Roll forward of number of shares outstanding:

Number of shares outstanding on January 1, 2022	51,668,315
Exercise of stock options	1,024,626
Vesting of RSUs	19,581
Global public offering on Euronext and Nasdaq on March 23, 2022	2,333,334
Overallotment option exercised by underwriters on March 29, 2022	350,000
Number of shares outstanding on December 31, 2022	55,395,856
Exercise of stock options	1,137,439
Vesting of RSUs	79,560
Global public offering on Nasdaq on July 18, 2023	2,244,899
Over-allotment option exercised by underwriters on July 19, 2023	336,734
Number of shares outstanding on December 31, 2023	59,194,488
Exercise of stock options	1,478,225
Vesting of RSUs	88,244
Number of shares outstanding on December 31, 2024	60,760,957